Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Property and equipment of useful life			5 years
Impairment of long-lived assets
Intangible assets with finite lived estimated useful life			5 years
Outstanding Options [Member]
Number of options warrants and restricted stock excluded from the computation of net loss per share as anti-dilutive	4,417,108	2,457,974	4,233,722	2,478,974
Outstanding Warrants [Member]
Number of options warrants and restricted stock excluded from the computation of net loss per share as anti-dilutive	13,651,050	778,446	10,930,991	940,412
Restricted Stock [Member]
Number of options warrants and restricted stock excluded from the computation of net loss per share as anti-dilutive			1,486,354	0
Customer Concentration Risk [Member] | Revenue [Member]
Concentration risk, percentage	0.00%	0.00%		0.00%
Customer Concentration Risk [Member] | Revenue [Member] | Major Customer One [Member]
Concentration risk, percentage			13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk, percentage		0.00%	0.00%	0.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Customer One [Member]
Concentration risk, percentage	11.00%
Supplier Concentration Risk [Member] | Purchase [Member]
Concentration risk, percentage	0.00%	0.00%	0.00%	0.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration risk, percentage	0.00%	0.00%		0.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Major Supplier One [Member]
Concentration risk, percentage			14.00%
Maximum [Member]
Cash FDIC insured amount	$ 250,000		$ 250,000
Operating lease term			94 months
Minimum [Member]
Operating lease term			36 months